Annual Report
October 31, 1995

PIC ENDEAVOR GROWTH FUND
Statement of Assets and Liabilities as of October 31, 1995
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment in PIC Growth Portfolio, at value                                                          $ 98,685,084
Receivable from Provident Investment Counsel, Inc. (Note 3)                                                 10,715
Prepaid expenses                                                                                             1,425
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                            98,697,224

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            25,230

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 6,972,036 shares of beneficial interest outstanding                                     $ 98,671,994

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                  $ 14.15
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SOURCE OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  73,790,323
Accumulated net realized loss on investments                                                            (1,900,785)
Undistributed net investment deficit                                                                       (36,463)
Net unrealized appreciation of investments                                                              26,818,919
====================================================================================================================================

Net assets                                                                                           $  98,671,994
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC ENDEAVOR GROWTH FUND
Statement of Operations Year ended October 31, 1995
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                                                      $ 65,055

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Administration fees (Note 3)                                                                      174,966
         Trustees' fees                                                                                      9,501
         Legal fees                                                                                         10,052
         Reports to shareholders                                                                             6,000
         Auditing fee                                                                                       10,001
         Custody and accounting services fee                                                                 6,000
         Transfer agent's fee                                                                               10,001
         Insurance Fees                                                                                      1,408
         Miscellaneous                                                                                       7,197
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                    235,126
         Less, reimbursement/waiver by Provident Investment Counsel, Inc. (Note 3)                        (235,126)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                          -0-

====================================================================================================================================

Net investment income                                                                                       65,055

------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain on investments                                                                2,883,973
         Change in net unrealized appreciation of investments                                           14,356,695
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                 17,240,668

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS  RESULTING FROM  OPERATIONS                                                 $17,305,723

See Notes to
Financial Statements.

PIC ENDEAVOR GROWTH FUND
Statement of Changes in Net Assets


INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Year              Year
                                                                                       ended             ended
From operations:                                                                 October 31, 1995  October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                           $ 65,055          $ 75,784
      Net realized gain (loss) on investments                                        2,883,973        (1,226,237)
      Change in unrealized appreciation of investments                              14,356,695         2,243,435
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                          17,305,723         1,092,982

====================================================================================================================================

Dividends:
      From net investment income                                                      (164,875)          (70,277)

====================================================================================================================================

Transactions in shares of beneficial interest:
      Purchases of 946,858 and 720,005 shares, respectively                         11,945,035         8,013,152
      Value of 14,948 and 6,247 shares issued, respectively,
             in payment of dividends                                                   164,875            70,277
      Redemptions of 461,311 and 537,557 shares, respectively                       (5,792,266)       (6,103,422)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from share transactions                         6,317,644         1,980,007

====================================================================================================================================

Total increase in net assets                                                        23,458,492         3,002,712

====================================================================================================================================

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   75,213,502        72,210,790
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                       $ 98,671,994      $ 75,213,502
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC ENDEAVOR GROWTH FUND
Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                         Year            Year            Year        July 7, 1992*
                                                         ended           ended           ended          through
                                                   October 31, 1995 October 31,1994October 31, 1993October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 11.62         $ 11.49         $ 10.70         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                                .01             .01             .02             .02
      Net realized and unrealized gain
            on investments                                2.54             .13             .80             .68
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.55             .14             .82             .70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                      (.02)           (.01)           (.03)            .00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 14.15         $ 11.62         $ 11.49         $ 10.70

====================================================================================================================================

Total return                                             22.04%           1.23%           7.67%           7.00%

====================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (millions)                    $ 98.7          $ 75.2          $ 72.2          $ 37.2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
      Expenses                                            1.00%           1.00%           1.00%           1.00%++
      Net investment income                                .08%            .10%            .19%            .72%++
------------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from PP. IP. C Growth Portfolio of 1.00%. If the expense reimbursements and waivers, with respect to the Fund and PP. IP. C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.30%, 1.32%, 1.40% and 1.75%, respectively.

++Annualized.

See Notes to Financial Statements.

PIC ENDEAVOR GROWTH FUND
Notes to Financial Statements
--------------------------------------------------------------------------------
1 -- ORGANIZATION
--------------------------------------------------------------------------------
      PIC Endeavor Growth Fund (the "Fund") is one of six series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Growth Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. At October 31, 1995, the Fund owned 42.94% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

--------------------------------------------------------------------------------
2 -- SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
3 -- TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund and ICAC receives an annual fee of $10,000 for its services. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. For the year ended

      October 31, 1995, PIC waived its fee amounting to $164,965 and reimbursed expenses of the Fund amounting to $70,161.

     First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

--------------------------------------------------------------------------------
4 -- INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $12,006,234 and $5,858,963, respectively.

--------------------------------------------------------------------------------
5 -- SUBSEQUENT EVENT
--------------------------------------------------------------------------------
      Subsequent to year end, the Fund was advised that the trustees of the Harris Corporation Trust 401K Plan, which represents ownership of all the shares of the Fund, has elected to redeem its shares. Such redemption is expected to occur no later than December 31, 1995. See Notes to Financial Statements.

Independent Auditor's Report To the Board of Trustees of
      PIC Investment Trust
      and the Shareholders of
      PIC Endeavor Growth Fund

      We have audited the accompanying statement of assets and liabilities of PIC Endeavor Growth Fund (a series of PIC Investment Trust) as of October
31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period July 7, 1992 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIC Endeavor Growth Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                          Percent of
EQUITY SECURITIES - 97.6%                                                      Shares           Value     Net Assets
Aerospace - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                                                                 58,500       $ 3,839,062     1.7%
Boeing Company manufactures commercial and military aircraft.

------------------------------------------------------------------------------------------------------------------------------------
Auto Parts - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Autozone, Inc.*                                                               103,100         2,551,725     1.1%
Autozone is a leading specialty retailer of automotive parts and accessories, focusing on Do-It-Yourself consumers.

------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                                    33,000         1,584,000                 0.7%
Amgen develops,  manufactures  and markets drugs based on advanced cellular and molecular  biology.  The company's two principal drugs are Epogen,  which promotes the  production of white blood cells,  and
Nuepogen,
which stimulates the production of certain white blood cells.
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                  466            17,359     0.0%
Home Depot operates over 230 retail Do-It-Yourself warehouse building supply stores in 21 states.
Lowe's Companies, Inc.                                                            500            13,500     0.0%
Lowe's is a specialty retailer of products and services for the home improvement and home construction markets.
------------------------------------------------------------------------------------------------------------------------------------
               Total Building Products                                                           30,859
------------------------------------------------------------------------------------------------------------------------------------
Business and Financial Services - 6.3%
------------------------------------------------------------------------------------------------------------------------------------
Alco Standard  Corporation                                                     25,900         2,292,150     1.0%
The largest  independent copier
distribution  network in North America and the largest  distributor  of printing paper.
Ceridian  Corporation*                                                         25,100         1,091,850     0.5%
     Ceridian  Corporation is an information  services company providing payroll and humanb resource services to large  corporations.  Their
Arbitron division is the  dominant  provider of radio rating  services and CDI  provides  electronic solutions to defense markets.
First Data Corporation                                                        168,848        11,165,090     4.9%
First Data Corporation  provides high
quality, high volume information processing and related services.
------------------------------------------------------------------------------------------------------------------------------------
               Total Business and Financial Services                                         14,549,090

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Chemicals - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                 36,600       $ 1,889,475     0.8%
Air Products & Chemicals is an international supplier of industrial gases and specialty chemicals.
------------------------------------------------------------------------------------------------------------------------------------
Computer Services - 2.2%
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                17,200         1,229,800     0.5%
Automatic Data Processing provides  computerized  transaction  processing, data communications, information recordkeeping and payroll
services.
Computer Sciences Corp.*                                                       36,100         2,414,187     1.1%
Computer Sciences Corp is a large independent provider of information technology consulting.
Paychex, Inc.                                                                  32,550         1,411,856     0.6%
Provides computerized  payroll-accounting services, salary deposit services, automatic-payroll-tax  payments,  return-filing services,
and human resource products and services to more than 186,000 small and medium sized businesses nationwide.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Services                                                        5,055,843
------------------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.1%
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                       101,700         5,593,500     2.4%
Computer Associates  manufactures software that enables computers to run more efficiently.  The company develops,  markets and services over 300 products for a wide range of mainframes, mini-computers and micro-computers.
Microsoft Corporation*                                                         75,888         7,588,800     3.3%
Microsoft  developes and markets systems and applications  software for business
and home use.
Oracle Systems Corp.*                                                         176,900         7,717,263     3.4%
     Oracle Systems is the world's largest maker of database  management systems (DBMS),  software that allows users to create,  retrieve, and manipulate data in computer-based  files.  Main products  support ORACLE, a relational DBMS, which allows people to manipulate data by using an industry standard language SQL.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Software                                                       20,899,563
------------------------------------------------------------------------------------------------------------------------------------
Consumer Durables - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
American Standard Company, Inc., DE                                            74,100         1,982,175     0.9%
American  Standard Company is a global  manufacturer of brand name products such as air conditioning, plumbing and braking and control systems.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995

                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Cosmetics - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
The Gillette Company 55,520 $ 2,685,780 1.2% Gillette  produces and manufactures razors and razor blades,  cosmetics,  stationery products, small appliances and oral care products.

------------------------------------------------------------------------------------------------------------------------------------
Credit and Finance - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
First USA Inc.                                                                 59,300         2,727,800     1.2%
First USA is one of the largest issuers of credit cards and processors of credit card transactions for merchants with a total of
nearly $13 billion in loans outstanding.
MBNA Corporation                                                              153,860         5,673,588     2.5%
MBNA is the  fourth  largest  credit  card  issuer and  processor  in the
United States.
Mercury Finance Company                                                           600            11,550     0.0%
A consumer finance company which provides short-term  installment loans directly to  consumers,  purchases  installment  sales  contracts from dealers and sells credit insurance.
------------------------------------------------------------------------------------------------------------------------------------
               Total Credit and Finance                                                       8,412,938
------------------------------------------------------------------------------------------------------------------------------------
Discount Chains - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                          94,200         2,037,075     0.9%
Wal-Mart operates an expanding chain of modern retail discount stores and warehouse membership-only clubs.
------------------------------------------------------------------------------------------------------------------------------------
Diversified - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                        45,500         2,764,125     1.2%
Tyco  International is a diversified  manufacturing  company.  TYC produces fire protection systems, pipes, fittings, and other flow control equipment.

------------------------------------------------------------------------------------------------------------------------------------
Drugs - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.                                                          28,100         1,615,750     0.7%
Merck is the world's largest pharmaceutical company and the largest U.S.
pharmacy benefits management company.
R P Scherer Corp., DE                                                          26,400         1,174,800     0.5%
R.P. Scherer develops drug delivery systems and manufactures soft gel capsules.
------------------------------------------------------------------------------------------------------------------------------------
               Total Drugs                                                                    2,790,550

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Electronic Components/Semiconductors - 12.4%
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                          94,500       $ 3,413,812     1.5%
Analog Devices designs, manufactures and sells high performance linear and mixed signal integrated circuits used in analog and
digital signal processing applications.
Applied Materials, Inc.                                                        99,000         4,962,375     2.2%
Applied Materials develops, manufactures, sells and services semiconductor wafer fabrication equipment to the semiconductor wafer
industry.
Cirrus Logic Corporation                                                       47,700         2,009,362     0.9%
Cirrus Logic is a  semiconductor  company  focused  primarily on the markets for graphics chips, wireless communications and mass storage.
Intel Corp. 135,500                                                         9,468,063                 4.1%
Intel is the world's  leading  manufacturer  of  microprocessors, memory chips, controllers and peripherals.
LSI Logic Corporation                                                          62,900         2,964,163     1.3%
LSI Logic Corporation manufactures application-specified integrated circuits and provides related design and technology services.
SGS-Thomson Microelectronics N.V.*                                             48,700         2,203,675     1.0%
SGS Thomson Microelect designs, develops, manufactures and markets a broad range of semiconductor integrated circuits and discrete devices used in a wide variety of microelectronic applications.
Xilinx, Inc.                                                                   78,100         3,592,600     1.6%
Xilinx is the world's largest supplier of programmable logic devices.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronic Components/Semiconductors                                    28,614,050
------------------------------------------------------------------------------------------------------------------------------------
Electronics - 6.3%
------------------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Class A                                                           36,718         1,129,079     0.5%
Molex manufactures electronic connectors and interconnection systems,
ribbon cable, switches and application tooling. Motorola, Inc.                103,100         6,765,938     2.9%
Motorola  manufactures  cellular  telephone,  paging and  specialized mobile  radio  equipment.  Motorola is also a major  supplier of semiconductors, circuits, controls and related data communications equipment.
Texas Instruments, Inc.                                                        98,100         6,695,325     2.9%
Texas Instruments manufactures semiconductor integrated circuits and sub-assemblies, defense electronics and digital products.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronics                                                             14,590,342

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Entertainment - 4.8%
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group, PLC Sponsored ADR                             100,500       $ 3,592,875     1.6%
British Sky Broadcasting is the leading pay television broadcasting service in the United Kingdom with over 4.2 million subscribers.
Capital Cities/ABC, Inc.                                                       30,300         3,594,337     1.6%
Capital Cities conducts  business through five operating  groups:
ABC Television  Network Group,  Broadcast Group,  Publishing  Group,
Cable and International Broadcast Group, and Multimedia Group.
Hospitality Franchise System, Inc.*                                            61,600         3,773,000     1.6%
Hospitality   Francise  is  the  world's  largest  hotel  franchiser
with  four nationally recognized brand names including Days Inn,
Ramada, Howard Johnson andSuper 8.
------------------------------------------------------------------------------------------------------------------------------------
               Total Entertainment                                                           10,960,212
------------------------------------------------------------------------------------------------------------------------------------
Food & Restaurants - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
McDonalds  Corporation                                                           500             20,500     0.0%
Mc Donalds  Corporation  operates  3,856
fast-food restaurants and franchises 9,237 restaurants in 65 countries.

------------------------------------------------------------------------------------------------------------------------------------
Funeral Services - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
Loewen Group, Inc.                                                             92,100         3,688,317     1.6%
Loewen Group is the second largest funeral service corporation in
North America.
------------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
United HealthCare Corporation                                                  47,200         2,507,500     1.1%
United HealthCare owns and manages health maintenance organizations in
23 states
and offers reinsurance coverage to HMO's and others.
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                             31,500         2,657,812     1.2%
AIG is the leading United States-based  international  insurance company and the nation's largest underwriter of specialty commercial and industrial coverages.  American International Group writes property, casualty, marine, life and financial service insurance in 130 companies.
MGIC Investment Corp.                                                          65,900         3,748,063     1.6%
MGIC provides private mortgage insurance  coverage to thrifts, mortgage bankers and brokers, commercial bankers and other
lending institutions.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Insurance, continued
------------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc.                                                                24,900       $ 1,195,200     0.5%
PMI Group provides  private  mortgage  insurance  coverage to thrifts, mortgage bankers and brokers, commercial banks, and lending institutions.
------------------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                7,601,075
------------------------------------------------------------------------------------------------------------------------------------
Mainframes - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co.                                                            53,100         4,918,388     2.1%
Hewlett-Packard manufactures computers, calculators, electronic test and measurement analysis instruments.
------------------------------------------------------------------------------------------------------------------------------------
Medical Instruments - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                               112,200         6,479,550     2.8%
Medtronic manufacturers pacemakers,  heart valves, neurological stimulation devices,  therapeutic catheters and blood oxygenators.  MDT
markets its products through hospitals, doctors, and other medical institutions throughout the world.
St. Jude Medical, Inc.*                                                        37,000         1,970,250     0.9%
St. Jude Medical manufactures and markets biomedical devices for cardiovascular and vascular applications.
------------------------------------------------------------------------------------------------------------------------------------
               Total Medical Instruments                                                      8,449,800
------------------------------------------------------------------------------------------------------------------------------------
Medical Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                          55,900         2,871,862     1.2%
Cardinal Health Incorporated is a leading wholesale drug distributor in the United States.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage and Related Services - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Association                                         13,600           941,800     0.4%
Federal Home Loan Mortgage  buys and holds  mortgages  from lenders through the United States and sells guaranteed mortgage-backed securities.
Federal National Mortgage Association                                          45,340         4,755,032     2.1%
Federal National Mortgage provides supplemental assistance to the secondary market in guaranteed and insured home mortgages.
Finova Group Inc.                                                              62,400         2,823,600     1.2%
Finova Group provides collateralized financing in focused niche markets.
------------------------------------------------------------------------------------------------------------------------------------
               Total Mortgage and Related Services                                            8,520,432
PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Natural Gas Products and Pipelines - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                   124,710       $ 4,286,906     1.9%
Enron  is  an  integrated   natural  gas  company   engaged  in  the
gathering, transportation  and  wholesale  marketing of natural gas throughout  the United States and internationally.
------------------------------------------------------------------------------------------------------------------------------------
Networking - 4.8%
------------------------------------------------------------------------------------------------------------------------------------
3Com Corporation                                                               93,100         4,375,700     1.9%
3Com Corporation is a leading networking  products vendor with 50% of sales in systems (hubs,  routers and switches) and 50% in network adapter cards.
Cabletron Systems, Inc.*                                                       44,050         3,463,431     1.5%
Cabletron manufactures local area network products and provides design and support services for local area network systems.
U.S. Robotics, Inc.                                                            34,600         3,200,500     1.4%
U.S.  Robotics is the dominant  provider of  communications  access products  including high speed modems and LAN/WAN hubs for dial up connectivity.
------------------------------------------------------------------------------------------------------------------------------------
               Total Networking                                                              11,039,631
------------------------------------------------------------------------------------------------------------------------------------
Office Equipment/Supplies - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Office Depot,  Inc.*                                                          152,347         4,360,933     1.9%
Office Depot  operates the largest
chain of office product  warehouse  stores with locations  throughout the United
States.
------------------------------------------------------------------------------------------------------------------------------------
Outpatient - Home Care - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corporation                                                        84,500         2,207,563     1.0%
Healthsouth is the nation's  largest  provider of outpatient and rehabilitative health care services. Healthsouth provides these services through outpatient and inpatient  rehabilitation
facilities,  outpatient  surgery  centers and medical
centers.
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                     32,4001,858,950 0.8%
Pfizer is a major producer of pharmacuticals,  hospital products, animal health lines,  consumer products and specialty  chemicals and minerals.
PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
pecialty Chains - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
CUC International, Inc.                                                        34,000       $ 1,177,250     0.5%
CUC, a consumer services  company,  provides over 29 million members with access to discount prices,  product comparison  information, and convenient purchasing
for home shopping, travel, insurance, auto, and dining services.
------------------------------------------------------------------------------------------------------------------------------------
Technology - 4.3%
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                           82,800         6,417,000     2.8%
Cisco Systems is the leading supplier of multimedia and multinetworking products including routers, bridges, terminal servers and
network management products.
Informix Corporation                                                          118,600         3,454,225     1.5%
Informix  is a leading  provider of  relational  database  management software, including  application  development  tools and
graphical-  and  character-based productivity software, for use on most significant desktop platforms.
------------------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                               9,871,225
------------------------------------------------------------------------------------------------------------------------------------
Telephone Communications - 10.7%
------------------------------------------------------------------------------------------------------------------------------------
Andrew Corporation                                                             57,750         2,439,937     1.1%
Andrew Corporation is an international supplier of communications equipment and services to commercial and government markets.
Ericsson, (L.M.) Telephone Company, ADR                                       414,800         8,859,869     3.9%
Ericsson is one of the world's leading  telecommunications  equipment suppliers and the preeminent  supplier in the cellular equipment market.
Frontier Corporation                                                           79,400         2,143,800     0.9%
Frontier  Corporation  is a  telecommunications  services  provider with
70% of revenues in long  distance  (mostly small and mid sized commerical  accounts) and 30% in local and cellular in 22 markets including  Rochester.  Frontier  merged with ALC  Communications  on
August 16, 1995,  creating the fifth largest long  distance
carrier after AT%T,
MCI Communications, Sprint and Worldcom.
Glenayre Technologies, Inc.                                                    33,300         2,139,525     0.9%
Glenayre  Technologies is a leading  worldwide  manufacturer  of infrastructure equipment  for  paging  and other  wireless
telecommunications  markets.
Nokia Corporation  Sponsored ADR                                              160,600         8,953,450     3.9%
Nokia  Corporation  supplies  advanced  telecommunications
infrastructure  systems and  equipment  for use in
mixed and  mobile  phone  networks.  Nokia is also a leading  supplier of color televisions, computer monitors and car speakers.
------------------------------------------------------------------------------------------------------------------------------------
               Total Telephone Communications                                                24,536,581

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                         Percent of
EQUITY SECURITIES, continued                                                   Shares           Value    Net Assets
Transportation Services - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Fritz Companies, Inc.*                                                         35,400       $ 1,239,000     0.5%
Fritz Companies provides global integrated  logistics  information services and outsourcing to companies involved in the worldwide movement of goods.
------------------------------------------------------------------------------------------------------------------------------------
               Total Equity Securities (Cost $167,900,394)                                  224,392,777    97.6%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Government Securities, Inc., 5.56%, due 11/1/95
(Collateralized by $5,654,065 U.S. Treasury Note, 7.5%,
due 1/31/97) (Cost $5,487,800)                                              5,487,800         5,487,800     2.4%

------------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost $173,388,194)                                        229,880,577   100.0%

------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                 70
Dividends and interest receivables                                                              108,793
Deferred organization costs                                                                      15,009
Prepaid expenses                                                                                  2,395
Other assets                                                                                     23,317
------------------------------------------------------------------------------------------------------------------------------------
               Total Other Assets                                                               149,584     0.1%
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES - (0.1%)
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                187,913
------------------------------------------------------------------------------------------------------------------------------------
               Total Liabilities                                                                187,913    (0.1%)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                  $229,842,248   100.0%
------------------------------------------------------------------------------------------------------------------------------------

*Non-income producing security.

The above descriptions of portfolio companies are furnished by management solely for the general information of investors.
See Notes to Financial Statements.

PIC GROWTH PORTFOLIO

Statement of Operations Year ended October 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
         Dividends                                                                                     $ 1,477,752
         Interest                                                                                          591,826
------------------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                    2,069,578

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Investment advisory fee (Note 3)                                                                1,536,297
         Administration fee (Note 3)                                                                       192,037
         Accounting services fee                                                                            83,208
         Custody fee                                                                                        45,736
         Auditing fees                                                                                      20,999
         Trustees' fees                                                                                     20,067
         Legal fees                                                                                          4,997
         Insurance                                                                                           8,262
         Amortization of organization costs                                                                  9,997
         Miscellaneous                                                                                      20,600
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                  1,942,200
         Less, reimbursement/waiver from Advisor (Note 3)                                                  (21,828)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                    1,920,372

====================================================================================================================================

Net investment income                                                                                      149,206

====================================================================================================================================

NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain from security transactions                                                    3,599,901
         Change in net unrealized appreciation of investments                                           36,436,183
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                 40,036,084
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $40,185,290
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC GROWTH PORTFOLIO
Statement of Changes in Net Assets

INCREASE  IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Year              Year
                                                                                       ended             ended
From operations:                                                                 October 31, 1995  October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $ 149,206         $ 161,976
      Net realized gain (loss) on investments                                        3,599,901        (1,976,871)
      Change in unrealized appreciation of investments                              36,436,183         4,623,699
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                          40,185,290         2,808,804

====================================================================================================================================

Transactions in Interests:
      Contributions by Holders                                                      37,495,575        40,261,285
      Withdrawals by Holders                                                       (25,350,557)      (26,569,240)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from transactions in interests                     12,145,018        13,692,045

====================================================================================================================================

Total increase in net assets                                                        52,330,308        16,500,849

====================================================================================================================================

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                  177,511,940       161,011,091
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                       $229,842,248      $177,511,940
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC GROWTH PORTFOLIO
Notes to Financial Statements October 31, 1995

1 -- ORGANIZATION
--------------------------------------------------------------------------------
      PP. IP. C Growth Portfolio (the "Portfolio") was organized on December 11, 1991 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.


2 -- SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

     D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.


3 -- TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the year ended October 31, 1995, PIC received $1,514,469

PIC GROWTH PORTFOLIO
Notes to Financial Statements, continued
      in fees from the Portfolio, after deducting the reimbursement of $21,828. ICAC receives an annual fee for its services at the rate of 0.10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $192,037 for the year ended October 31, 1995.


4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the year ended October 31, 1995, purchases and sales of investment securities, other than short-term obligations, were $123,203,935 and
$100,818,900, respectively. The cost of securities for federal income tax purposes was $173,416,242. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

            Unrealized appreciation                         $59,589,667
            Unrealized depreciation                          (3,125,332)
--------------------------------------------------------------------------------
            Net unrealized appreciation                     $56,464,335
================================================================================



5 - SELECTED RATIO DATA

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year             Year              Year
                                                                     ended            ended             ended
                                                               October 31, 1995 October 31, 1994  October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
            Ratios to average net assets:
                               Operating expenses*                  1.00%             1.00%            1.00%
                            Net investment income*                  0.08%             0.10%            0.17%

            Portfolio turnover rate                                54.89%            68.26%           43.20%



++Annualized.

*Net of expense reimbursements equivalent to 0.01%, 0.01% and 0.09% of average net assets, respectively.


PIC GROWTH PORTFOLIO
Independent Auditor's Report
To the Board of Trustees of
      and the Holders of Interest in,
      PIC Growth Portfolio

      We have audited the accompanying statement of assets and liabilities of PIC Growth Portfolio as of October 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Growth Portfolio as of October 31, 1995, the results of its operations, the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC ENDEAVOR GROWTH FUND
Trustees and Officers

RUSTEES AND OFFICERS - PP. IP. C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PP. IP. C GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PP. IP. C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - PP. IP. C GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP









This report is intended for the information of shareholders of PP. IP. C Endeavor Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.